Non-financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial Assumption Discount Rates [Member] | One Percentage Point Increase [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ (910,753)	$ (1,002,208)
Actuarial Assumption Of Discount Rate [Member] | One Percentage Point Decrease [Member]
IfrsStatementLineItems [Line Items]
Effect on the benefit obligation	$ 1,059,628	$ 1,168,346